Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ (62,710)	$ (36,188)
Currency impact on long term funding	(5,016)	(182)
Actuarial loss on defined benefit pension plan (note 9)	(3,000)	(5,855)
Unrealized capital loss – investments (note 3)	(450)	(295)
Total	(69,328)	(38,713)
Interest Rate Contract
Accumulated Other Comprehensive Income (Loss) [Line Items]
Hedges	4,658	4,658
Amortization of interest rate hedge	(2,810)	(1,887)
Foreign Exchange Forward
Accumulated Other Comprehensive Income (Loss) [Line Items]
Hedges	$ 0	$ 1,036